Critical accounting judgments and key sources of estimation uncertainty: (Details Textual) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of changes in accounting estimates [abstract]
Expected credit loss rate	15.00%	15.00%
Increase (decrease) through changes in models or risk parameters, financial assets	$ 24	$ 29
Percentage of entity's revenue	3.00%
Expected Revenue From Airplan	$ 23,474,154